Investments in Unconsolidated Entities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Equity Securities without Readily Determinable Fair Value [Line Items]
Cumulative effect of accounting changes			$ 195,000,000
Measurement alternative, impairment	$ 0
Retained earnings
Equity Securities without Readily Determinable Fair Value [Line Items]
Cumulative effect of accounting changes			$ 165,000,000
ASU 2016-01 | Retained earnings
Equity Securities without Readily Determinable Fair Value [Line Items]
Cumulative effect of accounting changes		$ 1,000,000